Condensed Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 1,563,926	$ 1,307,231	$ 2,740,645
Accounts receivable			32,022
Prepaid expenses and other current assets	220,806	116,647	64,306
Total Current Assets	1,784,732	1,423,878	2,836,973
Property and equipment, net	426,851	344,027	26,153
Restricted Cash	810,055	810,055
Operating lease right-of-use assets, net	681,903	826,397
Intangible assets, net			666,467
Security deposits and other assets	29,843	29,843	29,843
Total Assets	3,733,384	3,434,200	3,559,436
Current Liabilities:
Accounts payable	1,567,356	1,221,189	1,077,122
Accrued expenses and other current liabilities	457,409	333,438	412,871
Note Payable	312,700
Deferred revenue - related party	33,000	33,000	33,000
Current portion of operating lease liabilities	301,443	288,685
Derivative liabilities	281,183
Total Current Liabilities	2,953,091	1,876,312	1,522,993
Long-term operating lease liabilities	410,848	567,948
Total Liabilities	3,363,939	2,444,260	1,522,993
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, par value $0.00001, 10,000,000 shares authorized: no shares issued or outstanding
Common stock, par value $0.00001, 50,000,000 shares authorized, 23,949,333, 17,931,857 and 11,722,647 shares issued and outstanding as of June 30, 2020, December 31, 2019, and December 31, 2018, respectively	240	179	117
Additional paid-in capital	59,343,844	57,177,686	50,598,854
Accumulated deficit	(58,974,639)	(56,187,925)	(48,562,528)
Total Stockholders' Equity	369,445	989,940	2,036,443
Total Liabilities and Stockholders' Equity	$ 3,733,384	$ 3,434,200	$ 3,559,436